Derivatives (Realized and Unrealized Gains (Losses) with Respect to Cash Flow Hedges) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (55)	$ 157
Other Derivatives Hedge [Member] | Interest Rate Swap [Member] | Line of Credit [Member] | Brunswick Pipeline [Member] | TECO Energy Inc [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible Subordinated Debt	250
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1)	2
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (1)	$ 2
Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Option [Member] | Interest Expense [Member] | Line of Credit [Member] | Brunswick Pipeline [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Line of Credit Facility, Expiration Date	Mar. 31, 2019